Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenues	$ 42,940,136	$ 44,631,115	$ 52,969,670
Cost of revenues	33,997,253	34,914,317	42,859,530
Gross profit	8,942,883	9,716,798	10,110,140
Operating expenses
Selling	51,221	218,073	246,684
General and administrative	4,868,544	5,815,956	3,906,391
Research and development	38,800	23,942	23,154
Total operating expenses	4,958,565	6,057,971	4,176,229
Income from operations	3,984,318	3,658,827	5,933,911
Other income (expenses)
Change in fair value of convertible note	(504,006)	(165,704)	0
Change in fair value of warrants liabilities	(3,767,626)	0	0
Interest income	43,157	49,628	207,677
Interest expense	(290,366)	(301,467)	(476,173)
Financing interest income	1,842,282	2,180,970	1,400,227
Rental income from related party	0	111,317	89,039
Gain (loss) from disposal of subsidiaries	(1,014,743)	3,555,235	0
Gain on debt extinguishment	298,213	0	0
Other income (loss), net	33,067	177,840	25,173
Total other (expenses) income, net	(3,360,022)	5,607,819	1,245,943
Income before income tax	624,296	9,266,646	7,179,854
Income tax provision	3,111,047	2,364,489	3,141,969
Net income (loss) from continuing operations	(2,486,751)	6,902,157	4,037,885
Net loss from discontinued operations	(1,078,534)	(1,884,611)	(1,451,689)
Net income (loss)	(3,565,285)	5,017,546	2,586,196
Less: Net loss attributable to non-controlling interest	(323,515)	(565,301)	(434,873)
Net (loss)income attributable to common stockholders of Tantech Holdings Ltd	(3,241,770)	5,582,847	3,021,069
Net income (loss)	(3,565,285)	5,017,546	2,586,196
Other comprehensive income (loss):
Foreign currency translation adjustment	86,797	(4,220,033)	(9,303,340)
Comprehensive income (loss)	(3,478,488)	797,513	(6,717,144)
Less: Comprehensive loss attributable to non-controlling interest	(318,923)	(563,788)	(424,337)
Comprehensive (loss) income attributable to common stockholders of Tantech Holdings Ltd	$ (3,159,565)	$ 1,361,301	$ (6,292,807)
Earnings (loss) per share - Basic and Diluted
Basic	$ (7.66)	$ 80.69	$ 121.21
Diluted	$ (7.66)	$ 80.69	$ 120.10
Weighted Average Shares Outstanding
Basic 1	423,174	69,186	24,923
Diluted 1	423,174	69,186	25,154